Annual Total Returns- Vanguard Russell 2000 Value Index Fund (Institutional) [BarChart] - Institutional - Vanguard Russell 2000 Value Index Fund - Institutional Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	34.43%	4.21%	(7.47%)	31.70%	7.91%	(12.83%)	22.40%	4.84%